Loans and other liabilities	12 Months Ended
Dec. 31, 2020
Loans and other liabilities
Loans and other liabilities

12    Loans and other liabilities

This Note provides information about the contractual terms of the Group’s interest-bearing loans and borrowings. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risk, see Note 29.

(a)	The loans and other liabilities are as follows:

	2020	2019
	US$’000
Non-current liabilities
Loans from financial institutions	3,714	10,139
Loan from shipyard	52,240	48,223
Other loans and liabilities	39,817	39,704
Debentures	423,700	443,866
	519,471	541,932
Current liabilities
Current portion of loans from financial institution	6,213	1,989
Current portion of other loans and liabilities	9,855	10,039
Current portions of debentures	—	11,608
	16,068	23,636
Short-term borrowings	122,501	116,431
	138,569	140,067

See also Note 29(b) with respect to the contractual maturities of financial liabilities.

Liens placed in respect of liabilities

As security for part of the short-term and long-term bank credit and other long-term loans and liabilities, liens have been registered on most of the vessels fleet and its equipment, including the revenues generated by the vessels and the insurance rights relating to certain vessels, containers, handling equipment, deposits and other assets. The aggregate carrying values of the securing assets, as well as of right-of-use asset (accounted as securing their corresponding lease liabilities), are as follows:

	2020	2019
	US $’000
Vessels	936,057	725,558
Containers and handling equipment	470,739	418,862
Deposits	51,992	51,477
Buildings, vehicles and others	53,510	55,822
	1,512,298	1,251,719

(b)	Terms and debt repayment schedule

Terms and conditions of outstanding loans are as follows:

	December 31, 2020
		Effective	Year of		Carrying
	Currency	interest (2)	Maturity	Face value	Amount (3)
				US $’000
Debentures :
Tranche C (1)	US$	7%	2023	302,219	297,816
Tranche D (1)	US$	7.9%	2023	130,347	125,884
Long-term loans:
Tranche E (1)	US$	8.7%	2026	73,400	52,240
Other	US$	(*)9.4%	2021-2025	56,204	56,204
Long-term liabilities	US$		2021-2022	3,395	3,395
Short-term credit from banks (4)	US$	2.7%	2021	122,501	122,501
				688,066	658,040

	December 31, 2019
					Carrying
		Effective	Year of	Face	Amount
	Currency	interest (2)	Maturity	value	(3)
				US $’000
Debentures :
Tranche A (1)	US$	Libor + 2.8%	2021	15,634	15,634
Tranche C (1)	US$	7%	2023	359,808	322,620
Tranche D (1)	US$	7.9%	2023	127,772	117,220
Long-term loans:
Tranche A (1)	US$	Libor + 2.8%	2021	1,693	1,693
Tranche E (1)	US$	8.7%	2026	72,108	48,223
Other	US$	(*) 9.7%	2020-2030	54,374	54,374
Long-term liabilities	US$		2020-2022	5,804	5,804
Short-term credit from banks (5)	US$	4.3%	2020	116,431	116,431
				753,624	681,999

(*)Weighted average.

See also Note 7(b) with respect to lease liabilities.

(1)

During 2014 the Company completed its debt restructuring, which involved the majority of its creditors, related parties and additional stakeholders. In the framework of the restructuring, the following debt instruments were issued:

(i)	Tranche A, as fully secured debt (partially issued as debentures) – Early repaid in June 2020.
(ii)

Tranches C and D, as unsecured notes, payable on June 2023 and subject to early repayment mechanism related to excess cash and proceeds from the sale of assets, as defined in the restructuring agreement. During 2020, the Company recorded adjustments to the carrying amount of these notes, in respect of their estimated cashflows (see also Notes 1(b) and 29(a)(2)).

(iii)	Tranche E, as unsecured loan, payable on 2026, subject to the full settlement of Tranches A, C and D.
(2)

The effective interest rate is the rate that discounts estimated future cash payments or receipts through the contractual life of the financial instrument to the net carrying amount of the financial instrument and it does not necessarily reflect the contractual interest rate.

(3)	Regarding the carrying amount of the assets securing the Company’s loans and liabilities, see Note 12(a).
(4)	Includes US$ 50 million subject to Libor + 3.0%.
(5)	Includes US$ 50 million subject to Libor + 2.5%.
(a)	Financial covenants

Following the early repayment of Tranche A in June 2020, the covenants previously referred to as 'Fixed charge cover ratio' and 'Total leverage ratio' (see also below), were removed and no longer exist.

Accordingly, as of December 31, 2020, the Company is required to comply with a financial covenant of 'Minimum Liquidity' determining a minimal balance of US$125 million, as defined in the related facility agreement. As at December 31, 2020, the Company complies with all its covenants. According to these consolidated Financial Statements, the Company’s liquidity, as defined in the related agreements, amounts to US$ 572 million (Minimum Liquidity required is US$ 125 million).

(b)	Movement in liabilities deriving from financing activities

	Loans and other liabilities
	Loans and
	other		Lease
	Liabilities	Debentures	Liabilities
Balance as at January 1, 2020	226,525	455,474	857,326
Changes from financing cash flows:
Receipt of long-term loans and other long-term liabilities	9,052
Repayment of borrowings and lease liabilities	(9,258)	(61,705)	(265,262)
Change in short-term loans	6,071
Additional Leases			447,647
Modifications			134,777
Other Changes (*)	1,950	29,931	(472)
Balance as at December 31, 2020	234,340	423,700	1,174,016

(*) Mainly includes discount amortization, adjustments in respect of estimated cashflows and accrual of PIK interest.

	Loans and other liabilities
	Loans and
	other		Lease
	Liabilities	Debentures	Liabilities
Balance as at January 1, 2019	306,032	450,969	614,048
Changes from financing cash flows:
Receipt of long-term loans and other long-term liabilities	10,547		3,282
Repayment of borrowings and lease liabilities	(65,397)	(9,639)	(225,727)
Change in short-term loans	3,318
Additional Leases (*)			458,581
Other Changes (**)	(27,975)	14,144	7,142
Balance as at December 31, 2019	226,525	455,474	857,326

(*)Includes $236 million related to the adoption of IFRS16.

(**)Mainly includes non-cash maturities, lease modifications, discount amortization and accrual of PIK interest.